UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Semiannual Report

February 28, 2015

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	6	An example of shareholder expenses.

Investments	7	A complete list of each fund’s investments with their market values.

Financial Statements	21	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	25	Notes to the financial statements.

Report of Independent Registered Public Accounting Firm	29

Board Approval of Investment Advisory Contracts and Management Fees	30

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2015 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® Corporate Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended February 28, 2015
Cumulative Total Returns	Life of fundA
Fidelity Corporate Bond ETF – NAV	2.84%
Fidelity Corporate Bond ETF – Market Price	2.91%
Barclays® U.S. Credit Bond Index	2.80%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended March 31, 2015
Cumulative Total Returns	Life of fundA
Fidelity Corporate Bond ETF – NAV	3.01%
Fidelity Corporate Bond ETF – Market Price	2.49%
Barclays® U.S. Credit Bond Index	3.16%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

3	Semiannual Report

Fidelity® Limited Term Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks – including appropriate indices. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended February 28, 2015
Cumulative Total Returns	Life of fundA
Fidelity Limited Term Bond ETF – NAV	0.87%
Fidelity Limited Term Bond ETF – Market Price	0.66%
Barclays U.S. Government/Credit 1-5 Year Bond Index	0.79%
Fidelity Limited Term Bond Composite IndexSM	0.84%
Barclays U.S. 1-5 Year Credit Bond Index	0.87%
Barclays U.S. 1-5 Year Government Bond Index	0.75%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended March 31, 2015
Cumulative Total Returns	Life of fundA
Fidelity Limited Term Bond ETF – NAV	1.27%
Fidelity Limited Term Bond ETF – Market Price	1.22%
Barclays U.S. Government/Credit 1-5 Year Bond Index	1.18%
Fidelity Limited Term Bond Composite IndexSM	1.22%
Barclays U.S. 1-5 Year Credit Bond Index	1.24%
Barclays U.S. 1-5 Year Government Bond Index	1.15%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

Semiannual Report	4

Fidelity® Total Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks – including appropriate indices. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended February 28, 2015
Cumulative Total Returns	Life of fundA
Fidelity Total Bond ETF – NAV	2.35%
Fidelity Total Bond ETF – Market Price	1.86%
Barclays U.S. Aggregate Bond Index	2.41%
Barclays U.S. Universal Bond Index	2.15%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended March 31, 2015
Cumulative Total Returns	Life of fundA
Fidelity Total Bond ETF – NAV	2.63%
Fidelity Total Bond ETF – Market Price	2.43%
Barclays U.S. Aggregate Bond Index	2.89%
Barclays U.S. Universal Bond Index	2.57%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

5	Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 6, 2014 to February 28, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2014 to February 28, 2015).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value February 28, 2015	Expenses Paid During Period
Fidelity Corporate Bond ETF	.45%
Actual		$1,000.00	$1,028.40	$1.83	B
HypotheticalC		$1,000.00	$1,022.60	$2.26	D
Fidelity Limited Term Bond ETF	.45%
Actual		$1,000.00	$1,008.70	$1.81	B
HypotheticalC		$1,000.00	$1,022.60	$2.26	D
Fidelity Total Bond ETF	.46%
Actual		$1,000.00	$1,023.50	$1.86	B
HypotheticalC		$1,000.00	$1,022.50	$2.31	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period October 6, 2014 to February 28, 2015).

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report	6

Fidelity Corporate Bond ETF

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds – 91.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 10.7%
Automobiles – 0.7%
General Motors Co. 5.20% 4/1/45	$200,000	$221,541

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	12,000	11,989

Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp. 6.30% 3/1/38	200,000	265,472

Household Durables – 2.1%
DR Horton, Inc. 3.75% 3/1/19	425,000	430,313
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	257,550

		687,863

Media – 7.1%
21st Century Fox America, Inc. 6.15% 2/15/41	221,000	287,873
Comcast Corp. 4.50% 1/15/43	306,000	338,412
Discovery Communications LLC 4.875% 4/1/43	255,000	270,578
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 10/1/20	323,000	327,845
Time Warner Cable, Inc.:
5.85% 5/1/17	765,000	833,913
6.20% 3/15/40	221,000	280,208

		2,338,829

TOTAL CONSUMER DISCRETIONARY		3,525,694

CONSUMER STAPLES – 1.9%
Beverages – 1.9%
Constellation Brands, Inc. 3.75% 5/1/21	425,000	432,969
PepsiCo, Inc. 4.25% 10/22/44	200,000	209,262

TOTAL CONSUMER STAPLES		642,231

ENERGY – 14.6%
Energy Equipment & Services – 2.5%
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	400,000	321,000
El Paso Pipeline Partners Operating Co. LLC 5.00% 10/1/21	238,000	257,779
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	256,674

		835,453

Oil, Gas & Consumable Fuels – 12.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	374,000	418,543
Canadian Natural Resources Ltd. 3.90% 2/1/25	72,000	73,069
Chesapeake Energy Corp. 6.125% 2/15/21	289,000	307,062

	Principal Amount	Value
EnLink Midstream Partners LP 2.70% 4/1/19	$255,000	$254,187
Noble Energy, Inc. 5.05% 11/15/44	200,000	210,804
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	306,000	300,700
5.375% 1/27/21	306,000	275,333
Petroleos Mexicanos:
5.50% 6/27/44	200,000	203,000
5.625% 1/23/46 (a)	165,000	169,207
6.00% 3/5/20	374,000	423,555
Phillips 66 Co. 4.875% 11/15/44	170,000	183,491
Southwestern Energy Co. 4.95% 1/23/25	100,000	102,758
Talisman Energy, Inc. 5.50% 5/15/42	238,000	243,416
The Williams Companies., Inc. 5.75% 6/24/44	255,000	243,197
Weatherford International Ltd. 5.95% 4/15/42	221,000	192,726
Williams Partners LP 3.35% 8/15/22	425,000	410,843

		4,011,891

TOTAL ENERGY		4,847,344

FINANCIALS – 48.2%
Banks – 16.2%
Bank of America Corp.:
4.125% 1/22/24	425,000	451,489
4.20% 8/26/24	255,000	264,099
4.25% 10/22/26	40,000	40,925
6.00% 9/1/17	510,000	562,795
Barclays PLC 2.75% 11/8/19	200,000	202,306
BPCE S.A. 5.15% 7/21/24 (a)	224,000	239,794
CIT Group, Inc. 3.875% 2/19/19	425,000	428,719
Citigroup, Inc. 5.30% 5/6/44	255,000	285,266
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/1/23	256,000	279,752
Discover Bank 3.20% 8/9/21	256,000	261,493
Fifth Third Bancorp 8.25% 3/1/38	170,000	256,197
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	240,000	247,145
JPMorgan Chase & Co. 4.125% 12/15/26	300,000	307,907
Regions Bank 7.50% 5/15/18	512,000	592,090
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	240,000	254,208
6.00% 12/19/23	408,000	456,746
Wells Fargo & Co. 4.65% 11/4/44	200,000	214,471

		5,345,402

Capital Markets – 6.1%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	629,000	640,488
3.85% 7/8/24	255,000	266,469

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity Corporate Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Morgan Stanley:
3.75% 2/25/23	$629,000	$657,050
4.875% 11/1/22	408,000	443,268

		2,007,275

Consumer Finance – 7.4%
Ally Financial, Inc. 4.75% 9/10/18	408,000	424,320
Discover Financial Services 5.20% 4/27/22	391,000	432,350
Ford Motor Credit Co. LLC:
3.00% 6/12/17	384,000	396,888
5.875% 8/2/21	352,000	415,720
Synchrony Financial:
1.875% 8/15/17	255,000	255,328
3.00% 8/15/19	255,000	259,362
3.75% 8/15/21	255,000	264,621

		2,448,589

Diversified Financial Services – 3.0%
BP Capital Markets PLC 3.561% 11/1/21	255,000	267,926
CME Group, Inc. 5.30% 9/15/43	221,000	271,734
Moody’s Corp. 4.50% 9/1/22	408,000	440,438

		980,098

Insurance – 5.7%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	430,268
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	238,000	262,860
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	254,303
Pacific LifeCorp 5.125% 1/30/43 (a)	306,000	347,076
Unum Group 4.00% 3/15/24	255,000	265,729
Voya Financial, Inc.:
5.50% 7/15/22	221,000	255,372
5.70% 7/15/43	64,000	78,966

		1,894,574

Real Estate Investment Trusts (REITs) – 3.6%
DDR Corp.:
3.50% 1/15/21	255,000	262,688
7.50% 4/1/17	374,000	416,597
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	256,027
Lexington Realty Trust 4.40% 6/15/24	255,000	264,051

		1,199,363

Real Estate Management & Development – 6.2%
BioMed Realty LP 2.625% 5/1/19	429,000	431,012
Corporate Office Properties LP 3.70% 6/15/21	425,000	427,169
Essex Portfolio LP 5.50% 3/15/17	391,000	422,680

	Principal Amount	Value
Liberty Property LP 4.40% 2/15/24	$238,000	$254,162
Mack-Cali Realty LP 4.50% 4/18/22	255,000	257,870
Ventas Realty LP 3.75% 5/1/24	255,000	261,737

		2,054,630

TOTAL FINANCIALS		15,929,931

HEALTH CARE – 0.7%
Health Care Equipment & Supplies – 0.5%
Becton Dickinson & Co.:
3.734% 12/15/24	134,000	140,353
4.685% 12/15/44	12,000	13,103

		153,456

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	86,034

TOTAL HEALTH CARE		239,490

INDUSTRIALS – 1.3%
Trading Companies & Distributors – 1.3%
Air Lease Corp. 3.875% 4/1/21	425,000	437,750

INFORMATION TECHNOLOGY – 3.2%
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp. 1.55% 9/15/17	400,000	400,802

IT Services – 1.3%
Xerox Corp. 2.95% 3/15/17	408,000	420,311

Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc. 5.45% 3/15/43	255,000	223,622

TOTAL INFORMATION TECHNOLOGY		1,044,735

MATERIALS – 0.9%
Chemicals – 0.8%
Monsanto Co. 4.20% 7/15/34	255,000	276,181

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	28,000	27,607

TOTAL MATERIALS		303,788

TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 2.7%
AT&T, Inc. 5.55% 8/15/41	221,000	240,781
Verizon Communications, Inc.:
6.40% 9/15/33	204,000	258,643
6.55% 9/15/43	300,000	394,756

TOTAL TELECOMMUNICATION SERVICES		894,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 7.0%
Electric Utilities – 3.5%
American Electric Power Co., Inc. 2.95% 12/15/22	$255,000	$255,715
Duke Energy Indiana, Inc. 4.90% 7/15/43	221,000	268,220
FirstEnergy Corp. 2.75% 3/15/18	629,000	641,128

		1,165,063

Multi-Utilities – 3.5%
Berkshire Hathaway Energy Co. 1.10% 5/15/17	400,000	399,076
DPL, Inc. 7.25% 10/15/21	306,000	321,300
Sempra Energy 6.15% 6/15/18	374,000	423,655

		1,144,031

TOTAL UTILITIES		2,309,094

TOTAL NONCONVERTIBLE BONDS (Cost $29,764,258)		30,174,237

Foreign Government and Government Agency Obligations – 2.6%

Banco Nacional de Desenvolvimento Economico e Social 4.00% 4/14/19 (a)	384,000	383,117
United Mexican States 4.75% 3/8/44	442,000	470,669

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $831,051)		853,786

Municipal Securities – 1.4%
	Principal Amount	Value
Illinois Gen Oblig. Series 2011 5.877% 3/1/19 (Cost $468,037)	$425,000	$470,879

U.S. Treasury Obligations – 0.8%

U.S. Treasury Bonds 3.00% 11/15/44 (Cost $271,384)	250,000	271,152

Money Market Funds – 3.0%
	Shares
Fidelity Cash Central Fund, 0.13% (c) (Cost $971,206)	971,206	971,206

TOTAL INVESTMENT PORTFOLIO – 99.0% (Cost $32,305,936)		32,741,260

NET OTHER ASSETS (LIABILITIES) – 1.0%		333,426

NET ASSETS – 100%		$33,074,686

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,970,199 or 6.0% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$502

Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$30,174,237	$—	$30,174,237	$—
Foreign Government and Government Agency Obligations	853,786	—	853,786	—
Municipal Securities	470,879	—	470,879	—
U.S. Treasury Obligations	271,152	—	271,152	—
Money Market Funds	971,206	971,206	—	—

Total Investments in Securities:	$32,741,260	$971,206	$31,770,054	$—

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Fidelity Limited Term Bond ETF

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds – 68.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.0%
Automobiles – 1.5%
Daimler Finance North America LLC 1.875% 1/11/18 (a)	$752,000	$759,364

Hotels, Restaurants & Leisure – 0.6%
Starbucks Corp. 0.875% 12/5/16	320,000	320,101

Household Durables – 1.1%
DR Horton, Inc. 3.75% 3/1/19	528,000	534,600

Media – 3.8%
Comcast Corp. 5.70% 5/15/18	720,000	812,049
Cox Communications, Inc. 6.25% 6/1/18 (a)	250,000	281,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 1.75% 1/15/18	96,000	95,726
The Walt Disney Co. 1.85% 5/30/19	250,000	251,698
Time Warner Cable, Inc. 5.85% 5/1/17	192,000	209,296
Viacom, Inc. 2.20% 4/1/19	233,000	231,890

		1,882,559

TOTAL CONSUMER DISCRETIONARY		3,496,624

CONSUMER STAPLES – 6.2%
Beverages – 1.1%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	528,000	535,080

Food & Staples Retailing – 2.5%
CVS Health Corp. 2.25% 12/5/18	624,000	638,327
Kroger Co. 2.30% 1/15/19	624,000	631,054

		1,269,381

Food Products – 2.2%
ConAgra Foods, Inc. 2.10% 3/15/18	624,000	623,949
General Mills, Inc.:
1.40% 10/20/17	200,000	199,959
2.20% 10/21/19	100,000	100,337
Tyson Foods, Inc. 2.65% 8/15/19	200,000	204,119

		1,128,364

Tobacco – 0.4%
Philip Morris International, Inc. 1.125% 8/21/17	192,000	192,178

TOTAL CONSUMER STAPLES		3,125,003

ENERGY – 3.5%
Energy Equipment & Services – 0.3%
Cameron International Corp. 6.375% 7/15/18	144,000	161,086

Oil, Gas & Consumable Fuels – 3.2%
Canadian Natural Resources Ltd. 5.90% 2/1/18	160,000	176,645

	Principal Amount	Value
Chevron Corp. 1.961% 3/3/20	$200,000	$199,981
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,394
Encana Corp. 6.50% 5/15/19	200,000	226,954
Kinder Morgan, Inc.:
2.00% 12/1/17	15,000	15,038
3.05% 12/1/19	28,000	28,263
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	196,000	188,180
Petroleos Mexicanos 3.50% 7/18/18	496,000	512,566
Plains All American Pipeline LP/PAA Finance Corp. 2.60% 12/15/19	50,000	50,457
Southwestern Energy Co. 3.30% 1/23/18	116,000	117,619
TransCanada PipeLines Ltd. 1.875% 1/12/18	100,000	100,728

		1,626,825

TOTAL ENERGY		1,787,911

FINANCIALS – 39.0%
Banks – 18.8%
Australia & New Zealand Banking Group Ltd. 1.25% 6/13/17	374,000	374,110
Bank of America Corp.:
1.70% 8/25/17	992,000	996,573
2.65% 4/1/19	250,000	254,330
Barclays Bank PLC 2.50% 2/20/19	304,000	310,015
BNP Paribas S.A. 1.375% 3/17/17	720,000	720,503
CIT Group, Inc. 3.875% 2/19/19	496,000	500,340
Citigroup, Inc.:
1.75% 5/1/18	200,000	198,884
1.85% 11/24/17	200,000	200,350
2.50% 7/29/19	344,000	348,044
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.70% 3/19/18	250,000	250,719
Credit Suisse AG 2.30% 5/28/19	400,000	402,765
HSBC U.S.A, Inc. 2.375% 11/13/19	100,000	100,672
Intesa Sanpaolo SpA 3.875% 1/16/18	528,000	556,154
JPMorgan Chase & Co.:
1.625% 5/15/18	1,020,000	1,016,433
2.25% 1/23/20	75,000	74,576
Manufacturers & Traders Trust Co. 2.10% 2/6/20	250,000	248,824
Nordea Bank AB 1.625% 5/15/18 (a)	400,000	398,848
PNC Bank N.A. 1.50% 2/23/18	300,000	300,612
Royal Bank of Canada 1.20% 1/23/17	192,000	192,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value

FINANCIALS – continued
Banks – continued
Royal Bank of Scotland Group PLC 1.875% 3/31/17	$192,000	$192,771
Sumitomo Mitsui Banking Corp. 2.45% 1/16/20	250,000	251,757
Sumitomo Mitsui Banking Corp. (Reg. S) 3.10% 1/14/16	200,000	203,697
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	200,000	199,583
The Toronto Dominion Bank 1.40% 4/30/18	496,000	494,130
Wells Fargo & Co. 1.40% 9/8/17	624,000	626,931

		9,414,097

Capital Markets – 4.5%
Goldman Sachs Group, Inc. 2.625% 1/31/19	752,000	764,936
Mitsubishi UFJ Trust & Banking Corp. 1.60% 10/16/17 (a)	250,000	249,637
Morgan Stanley:
1.875% 1/5/18	250,000	251,045
2.375% 7/23/19	544,000	547,317
2.65% 1/27/20	49,000	49,408
UBS AG 2.375% 8/14/19	400,000	404,760

		2,267,103

Consumer Finance – 7.4%
American Express Credit Corp. 2.125% 3/18/19	250,000	251,564
Capital One Financial Corp. 2.45% 4/24/19	308,000	311,293
Caterpillar Financial Services Corp. 1.30% 3/1/18	688,000	684,636
Discover Financial Services 6.45% 6/12/17	100,000	109,854
Ford Motor Credit Co. LLC 5.00% 5/15/18	752,000	822,182
General Electric Capital Corp. 5.625% 5/1/18	642,000	721,839
Hyundai Capital America 3.75% 4/6/16 (a)	240,000	246,510
Moody’s Corp. 2.75% 7/15/19	224,000	227,664
Toyota Motor Credit Corp. 1.375% 1/10/18	352,000	353,348

		3,728,890

Diversified Financial Services – 0.8%
BP Capital Markets PLC 2.237% 5/10/19	192,000	193,407
Deutsche Bank AG 1.35% 5/30/17	192,000	192,076

		385,483

Insurance – 5.9%
American International Group, Inc. 2.30% 7/16/19	304,000	307,626

	Principal Amount	Value
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	$624,000	$624,725
Hartford Financial Services Group, Inc. 4.00% 10/15/17	624,000	664,385
MetLife, Inc. 1.756% 12/15/17	624,000	630,616
New York Life Global Funding 1.65% 5/15/17 (a)	368,000	372,085
Pricoa Global Funding I 1.35% 8/18/17 (a)	336,000	335,933
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	11,000	11,227

		2,946,597

Real Estate Investment Trusts (REITs) – 0.4%
Select Income REIT 2.85% 2/1/18	19,000	19,076
Simon Property Group LP 1.50% 2/1/18 (a)	192,000	192,087

		211,163

Real Estate Management & Development – 1.2%
BioMed Realty LP 2.625% 5/1/19	200,000	200,938
ERP Operating LP 5.375% 8/1/16	400,000	423,789

		624,727

TOTAL FINANCIALS		19,578,060

HEALTH CARE – 3.0%
Biotechnology – 0.4%
Amgen, Inc. 2.20% 5/22/19	200,000	201,158

Health Care Equipment & Supplies – 0.4%
Becton Dickinson & Co. 2.675% 12/15/19	12,000	12,272
Medtronic, Inc.:
1.50% 3/15/18 (a)	66,000	66,131
2.50% 3/15/20 (a)	100,000	101,694

		180,097

Health Care Providers & Services – 1.8%
Aetna, Inc. 1.50% 11/15/17	624,000	626,287
Express Scripts Holding Co. 1.25% 6/2/17	304,000	303,518

		929,805

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. 2.40% 2/1/19	200,000	202,290

TOTAL HEALTH CARE		1,513,350

INFORMATION TECHNOLOGY – 1.7%
IT Services – 1.3%
The Western Union Co. 3.65% 8/22/18	496,000	516,593
Xerox Corp. 2.75% 3/15/19	128,000	129,449

		646,042

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.4%
Hewlett-Packard Co. 2.75% 1/14/19	$192,000	$196,581

TOTAL INFORMATION TECHNOLOGY		842,623

MATERIALS – 1.6%
Chemicals – 0.3%
Albemarle Corp. 3.00% 12/1/19	52,000	52,308
Ecolab, Inc. 1.55% 1/12/18	80,000	79,938

		132,246

Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	27,000	26,621
Rio Tinto Finance (U.S.A.) PLC 6.50% 7/15/18	544,000	625,296

		651,917

TOTAL MATERIALS		784,163

TELECOMMUNICATION SERVICES –3.8%
Diversified Telecommunication Services – 3.4%
British Telecommunications PLC 2.35% 2/14/19	688,000	697,007
CenturyLink, Inc. 5.15% 6/15/17	400,000	422,000
Verizon Communications, Inc.:
3.65% 9/14/18	200,000	211,960
5.50% 2/15/18	352,000	391,002

		1,721,969

Wireless Telecommunication Services – 0.4%
Vodafone Group PLC 1.50% 2/19/18	192,000	191,157

TOTAL TELECOMMUNICATION SERVICES		1,913,126

UTILITIES – 3.1%
Electric Utilities – 1.9%
Duke Energy Carolinas LLC 5.10% 4/15/18	352,000	391,888
Eversource Energy 4.50% 11/15/19	248,000	272,002
FirstEnergy Corp. 2.75% 3/15/18	260,000	265,013

		928,903

Multi-Utilities – 1.2%
Dominion Resources, Inc. 2.50% 12/1/19	240,000	243,676
NiSource Finance Corp. 6.40% 3/15/18	75,000	85,410
PacifiCorp 5.50% 1/15/19	250,000	283,840

		612,926

TOTAL UTILITIES		1,541,829

TOTAL NONCONVERTIBLE BONDS (Cost $34,413,732)		34,582,689

U.S. Treasury Obligations – 14.7%
	Principal Amount	Value
U.S. Treasury Notes:
0.50% 1/31/17	$2,500,000	$2,494,922
0.875% 1/15/18	1,050,000	1,046,801
1.00% 10/31/16	2,600,000	2,620,517
1.25% 1/31/20	1,250,000	1,235,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,389,507)		7,397,299

Asset-Backed Securities – 6.4%
Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	200,000	200,133
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	274,000	274,220
American Express Credit Account Master Trust Series 2014-4, Class A 1.43% 6/15/20	100,000	100,158
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3 0.90% 9/10/18	400,000	399,904
Capital Auto Receivables Asset Trust Series 2014-3, Class A2 1.18% 12/20/17	260,000	260,057
CarMax Auto Owner Trust 2015-1, Class A3 1.38% 11/15/19	50,000	50,043
CNH Equipment Trust Series 2014-C, Class A2 0.63% 12/15/17	200,000	199,987
Discover Card Execution Note Trust Series 2014-A5, Class A 1.39% 4/15/20	200,000	199,954
Enterprise Fleet Financing LLC Series 2014-1, Class A2 0.87% 9/20/19 (a)	224,498	224,434
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	200,000	199,967
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% 9/15/19	505,000	504,783
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1 1.20% 2/15/19	115,000	115,181
GM Financial Automobile Leasing Trust Series 2014-2A, Class A3 1.22% 1/22/18 (a)	400,000	399,978
World Omni Auto Receivables Trust Series 2014-B, Class A3 1.14% 1/15/20	73,000	72,816

TOTAL ASSET-BACKED SECURITIES (Cost $3,200,817)		3,201,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Collateralized Mortgage Obligations – 5.8%
	Principal Amount	Value
PRIVATE SPONSOR – 5.8%
Banc of America Commercial Mortgage Trust 2006-3, Class A4 5.889% 7/10/44 (b)	$61,394	$64,236
Banc of America Commercial Mortgage Trust Series 2006-2, Class A4 5.729% 5/10/45 (b)	120,000	124,029
Banc of America Commercial Mortgage Trust Series 2006-4, Class A1A 5.617% 7/10/46 (b)	460,137	485,536
Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	42,129
Commercial Mortgage Trust 2006-GG7 Series 2006-GG7, Class A4 5.787% 7/10/38 (b)	384,154	399,227
GS Mortgage Securities Trust Series 2006-GG6, Class A4 5.553% 4/10/38 (b)	315,000	321,295
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, Class A4 5.399% 5/15/45	90,490	94,679
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class A1A 5.397% 5/15/45	374,860	391,650
LB-UBS Commercial Mortgage Trust 2006-C1 Series 2006-C1, Class A4 5.156% 2/15/31	486,580	496,321
Morgan Stanley Capital I Trust 2007-IQ14, Class A4 5.692% 4/15/49 (b)	37,000	39,651
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class A1A 5.557% 3/15/45 (b)	91,087	94,270
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A1A 5.749% 7/15/45 (b)	164,859	173,139
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A 5.297% 11/15/48	179,339	190,039

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,959,995)		2,916,201

Foreign Government and Government Agency Obligations – 0.8%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social (Reg. S) 4.00% 4/14/19	$304,000	$303,301
Brazilian Federative Republic 5.875% 1/15/19	104,000	114,400

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $419,915)		417,701

U.S. Government Agency – Mortgage Securities – 0.5%
Freddie Mac – 0.5%
Freddie Mac 0.625% 11/23/16 (Cost $229,921)	230,000	229,921

Money Market Funds – 3.4%
	Shares
Fidelity Cash Central Fund, 0.13% (c) (Cost $1,678,536)	1,678,536	1,678,536

TOTAL INVESTMENT PORTFOLIO – 100.5% (Cost $50,292,423)		50,423,962

NET OTHER ASSETS (LIABILITIES) – (0.5%)		(227,066)

NET ASSETS – 100%		$50,196,896

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,039,378 or 8.0% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$300

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Fidelity Limited Term Bond ETF

Investments – continued

Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$34,582,689	$—	$34,582,689	$—
U.S. Treasury Obligations	7,397,299	—	7,397,299	—
Asset-Backed Securities	3,201,615	—	3,201,615	—
Collateralized Mortgage Obligations	2,916,201	—	2,916,201	—
Foreign Government and Government Agency Obligations	417,701	—	417,701	—
U.S. Government Agency – Mortgage Securities	229,921	—	229,921	—
Money Market Funds	1,678,536	1,678,536	—	—

Total Investments in Securities:	$50,423,962	$1,678,536	$48,745,426	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Fidelity Total Bond ETF

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds – 54.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 2.8%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	$10,000	$10,300

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,987

Hotels, Restaurants & Leisure – 0.1%
Scientific Games International, Inc. (Reg. S) 6.625% 5/15/21	100,000	76,000

Household Durables – 0.2%
William Lyon Homes, Inc. 8.50% 11/15/20	100,000	108,000

Media – 2.2%
Altice S.A. 7.75% 5/15/22 (a)	500,000	516,250
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	250,000	263,750
Columbus International, Inc. (Reg. S) 7.375% 3/30/21	230,000	241,500
Comcast Corp. 4.75% 3/1/44	100,000	115,407
iHeartCommunications, Inc. 5.50% 12/15/16	100,000	96,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	230,000	258,750

		1,492,407

Multiline Retail – 0.2%
JC Penney Corp., Inc. 7.40% 4/1/37	230,000	175,950
Specialty Retail – 0.1%
Party City Holdings, Inc. 8.875% 8/1/20	50,000	54,625

TOTAL CONSUMER DISCRETIONARY		1,931,269

CONSUMER STAPLES – 1.0%
Beverages – 0.0%
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,375
Food & Staples Retailing – 0.5%
ESAL GmbH (Reg. S) 6.25% 2/5/23	270,000	261,225
Walgreens Boots Alliance, Inc.:
2.70% 11/18/19	29,000	29,515
3.30% 11/18/21	34,000	34,982

		325,722

Tobacco – 0.5%
Altria Group, Inc. 2.625% 1/14/20	100,000	101,558
Reynolds American, Inc. 4.85% 9/15/23	250,000	276,176

		377,734

TOTAL CONSUMER STAPLES		713,831

	Principal Amount	Value
ENERGY – 10.1%
Oil, Gas & Consumable Fuels – 10.1%
Canadian Natural Resources Ltd. 1.75% 1/15/18	$21,000	$20,789
Cenovus Energy, Inc. 5.70% 10/15/19	13,000	14,440
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	453,298
5.35% 3/15/20	250,000	246,460
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	400,000	378,073
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	206,595
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75% 9/1/22	230,000	238,050
Kinder Morgan, Inc. 2.00% 12/1/17	18,000	18,045
MPLX LP 4.00% 2/15/25	8,000	8,116
Peabody Energy Corp.:
6.00% 11/15/18	150,000	136,500
7.375% 11/1/16	100,000	105,000
Petrobras Global Finance BV:
1.881% 5/20/16 (b)	43,000	40,850
3.25% 3/17/17	46,000	42,854
4.875% 3/17/20	650,000	576,875
5.625% 5/20/43	102,000	81,420
6.25% 3/17/24	50,000	46,100
6.75% 1/27/41	50,000	42,728
7.25% 3/17/44	204,000	184,404
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	850,000	764,813
5.875% 3/1/18	22,000	21,122
Petroleos de Venezuela S.A. (Reg. S) 8.50% 11/2/17	400,000	263,640
Petroleos Mexicanos:
3.50% 7/23/20 (a)	55,000	55,990
4.50% 1/23/26 (a)	200,000	203,550
5.50% 1/21/21	460,000	504,850
5.625% 1/23/46 (a)	73,000	74,862
6.375% 1/23/45	300,000	335,595
Phillips 66 Partners LP 2.646% 2/15/20	5,000	5,028
Southwestern Energy Co.:
3.30% 1/23/18	20,000	20,279
4.05% 1/23/20	1,036,000	1,061,214
The Williams Companies., Inc. 4.55% 6/24/24	549,000	536,382
Williams Partners LP 4.00% 9/15/25	200,000	200,696

TOTAL ENERGY		6,888,618

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – 24.3%
Banks – 9.7%
Bank of America Corp.:
1.70% 8/25/17	$750,000	$753,458
2.60% 1/15/19	100,000	101,573
2.65% 4/1/19	22,000	22,381
4.20% 8/26/24	125,000	129,460
4.25% 10/22/26	300,000	306,935
Barclays PLC 2.75% 11/8/19	200,000	202,306
Capital One N.A. 1.65% 2/5/18	1,000,000	998,360
Citigroup, Inc.:
1.80% 2/5/18	750,000	748,243
1.85% 11/24/17	250,000	250,437
2.50% 7/29/19	53,000	53,623
4.00% 8/5/24	125,000	127,816
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	252,026
Intesa Sanpaolo SpA 2.375% 1/13/17	500,000	507,369
JPMorgan Chase & Co.:
1.70% 3/1/18	150,000	149,923
3.875% 9/10/24	125,000	127,454
4.125% 12/15/26	553,000	567,576
Royal Bank of Scotland Group PLC 6.125% 12/15/22	1,000,000	1,128,045
The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.70% 3/5/18 (a)	200,000	199,859

		6,626,844

Capital Markets – 5.0%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	62,705
4.25% 2/15/24	125,000	132,063
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	100,749
2.90% 7/19/18	750,000	771,971
Lazard Group LLC 4.25% 11/14/20	265,000	282,168
Morgan Stanley:
1.875% 1/5/18	124,000	124,519
2.375% 7/23/19	500,000	503,049
4.875% 11/1/22	500,000	543,220
5.45% 1/9/17	850,000	911,625

		3,432,069

Consumer Finance – 2.8%
Ally Financial, Inc.:
3.25% 2/13/18	400,000	400,000
3.75% 11/18/19	250,000	250,625
4.125% 2/13/22	150,000	149,250
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	885,766
Synchrony Financial 3.00% 8/15/19	250,000	254,277

		1,939,918

	Principal Amount	Value
Diversified Financial Services – 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.50% 5/15/21(a)	$260,000	$274,950
General Motors Financial Co., Inc.:
3.00% 9/25/17	30,000	30,675
3.15% 1/15/20	75,000	75,787
3.25% 5/15/18	15,000	15,319
3.50% 7/10/19	744,000	765,334
4.00% 1/15/25	50,000	51,289
4.25% 5/15/23	5,000	5,238
4.375% 9/25/21	320,000	340,000
4.75% 8/15/17	20,000	21,205
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	260,000	272,675
Navient Corp. 5.50% 1/15/19	125,000	131,562

		1,984,034

Insurance – 0.3%
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	150,000	166,386
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,289
4.125% 11/1/24 (a)	21,000	22,183

		202,858

Real Estate Investment Trusts (REITs) – 1.9%
DDR Corp. 3.625% 2/1/25	24,000	24,011
Duke Realty LP 3.75% 12/1/24	18,000	18,443
Equity One, Inc. 3.75% 11/15/22	220,000	222,294
HCP, Inc. 3.875% 8/15/24	225,000	230,362
Lexington Realty Trust 4.40% 6/15/24	245,000	253,696
Omega Healthcare Investors, Inc. 4.50% 1/15/25 (a)	500,000	510,092
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,246

		1,270,144

Real Estate Management & Development – 1.7%
Brandywine Operating Partnership LP 4.10% 10/1/24	225,000	229,213
CBRE Services, Inc. 5.00% 3/15/23	125,000	131,250
Mack-Cali Realty LP 3.15% 5/15/23	495,000	450,414
Tanger Properties LP 3.75% 12/1/24	35,000	35,931
Ventas Realty LP:
3.50% 2/1/25	14,000	14,115
3.75% 5/1/24	220,000	225,813
4.375% 2/1/45	9,000	9,082
WP Carey, Inc. 4.00% 2/1/25	53,000	52,616

		1,148,434

TOTAL FINANCIALS		16,604,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – 2.1%
Health Care Providers & Services – 2.1%
CHS/Community Health Systems, Inc. 8.00% 11/15/19	$240,000	$256,800
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	81,700
4.25% 10/15/19	35,000	36,225
4.75% 5/1/23	5,000	5,274
5.375% 2/1/25	100,000	106,000
5.875% 3/15/22	5,000	5,620
6.50% 2/15/20	600,000	682,500
Tenet Healthcare Corp. 8.125% 4/1/22	230,000	260,475

TOTAL HEALTH CARE		1,434,594

INDUSTRIALS – 2.6%
Airlines – 1.2%
Air Canada:
6.75% 10/1/19 (a)	125,000	132,813
7.75% 4/15/21 (a)	250,000	266,875
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	104,625
Southwest Airlines Co. 2.75% 11/6/19	100,000	101,498
United Continental Holdings, Inc. 6.00% 7/15/26	250,000	247,500

		853,311

Commercial Services & Supplies – 0.6%
APX Group, Inc. 6.375% 12/1/19	260,000	260,650
Garda World Security Corp. 7.25% 11/15/21 (a)	150,000	146,625

		407,275

Road & Rail – 0.3%
Hertz Corp. 5.875% 10/15/20	200,000	206,500

Trading Companies & Distributors – 0.5%
Air Lease Corp.:
3.75% 2/1/22	51,000	51,786
4.25% 9/15/24	125,000	128,750
4.75% 3/1/20	125,000	134,687

		315,223

TOTAL INDUSTRIALS		1,782,309

INFORMATION TECHNOLOGY – 0.4%
Communications Equipment – 0.4%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	270,000	270,337

MATERIALS – 2.0%
Chemicals – 0.4%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	240,000	249,600

	Principal Amount	Value
Containers & Packaging – 0.6%
Ardagh Finance Holdings S.A. (Reg. S) pay-in-kind 8.625% 6/15/19	$200,000	$204,550
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	200,000	207,000

		411,550

Metals & Mining – 1.0%
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S):
4.50% 8/13/23	200,000	216,820
5.625% 10/18/43	200,000	234,272
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	33,000	32,537
JMC Steel Group, Inc. (Reg. S) 8.25% 3/15/18	100,000	87,250
Murray Energy Corp. (Reg. S) 9.50% 12/5/20	100,000	99,250

		670,129

TOTAL MATERIALS		1,331,279

TELECOMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 4.3%
Embarq Corp. 7.995% 6/1/36	500,000	585,000
Level 3 Financing, Inc. 7.00% 6/1/20	125,000	134,401
Sprint Capital Corp. 8.75% 3/15/32	220,000	232,375
Verizon Communications, Inc.:
2.625% 2/21/20 (a)	74,000	74,660
3.45% 3/15/21	450,000	468,460
3.65% 9/14/18	1,100,000	1,165,781
Verizon Communications, Inc. (Reg. S) 5.012% 8/21/54	250,000	261,171

		2,921,848

Wireless Telecommunication Services – 1.0%
Digicel Group Ltd. (Reg. S) 7.125% 4/1/22	260,000	247,650
Digicel Ltd. 6.75% 3/1/23 (a)	200,000	201,700
T-Mobile USA, Inc. 6.375% 3/1/25	250,000	261,250

		710,600

TOTAL TELECOMMUNICATION SERVICES		3,632,448

UTILITIES – 3.4%
Electric Utilities – 0.4%
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	230,334	248,185

Independent Power and Renewable Electricity Producers – 0.5%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. (Reg. S) 7.375% 11/1/22	100,000	105,875

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – continued
NRG Energy, Inc. 6.25% 5/1/24	$125,000	$127,500
The AES Corp. 4.875% 5/15/23	125,000	122,500

		355,875

Multi-Utilities – 2.5%
Dominion Resources, Inc. 2.557% 9/30/66 (b)	22,000	20,454
FirstEnergy Corp.:
4.25% 3/15/23	750,000	789,661
7.375% 11/15/31	500,000	637,969
NiSource Finance Corp. 5.45% 9/15/20	250,000	286,162

		1,734,246

TOTAL UTILITIES		2,338,306

TOTAL NONCONVERTIBLE BONDS (Cost $36,742,088)		36,927,292

U.S. Treasury Obligations – 15.7%

U.S. Treasury Bonds:
2.50% 2/15/45	340,000	333,306
3.00% 11/15/44	261,000	283,083
U.S. Treasury Inflation Indexed Bonds:
0.75% 2/15/45	643,297	657,872
1.375% 2/15/44	698,357	829,681
U.S. Treasury Notes:
0.875% 1/15/18	2,000,000	1,993,906
1.00% 2/15/18	6,689,000	6,688,478

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,713,586)		10,786,326

U.S. Government Agency – Mortgage Securities – 11.2%

Fannie Mae – 8.9%
Fannie Mae:
2.50% 1/1/2028 to 2/1/2030	196,805	201,924
3.00% 9/1/43	334,643	341,466
3.50% 1/1/2043 to 1/1/2044	3,524,817	3,717,358
4.00% 1/1/2042 to 3/1/2045 (c)	674,065	721,565
4.50% 3/1/45 (c)	400,000	434,695
5.00% 3/12/45 (c)	150,000	166,390
5.50% 6/1/38	453,165	509,085

TOTAL FANNIE MAE		6,092,483

Freddie Mac – 0.3%
Freddie Mac 3.50% 3/1/45 (c)	200,000	209,281

	Principal Amount	Value
Ginnie Mae – 2.0%
Ginnie Mae:
3.00% 3/1/45 (c)	$400,000	$410,531
3.50% 2/20/2043 to4/1/2045 (c)	481,796	506,123
4.00% 12/15/40	199,530	217,449
4.50% 5/20/41	196,666	214,100

TOTAL GINNIE MAE		1,348,203

TOTAL U.S. GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $7,604,296)		7,649,967

Collateralized Mortgage Obligations – 8.2%

PRIVATE SPONSOR – 8.2%
CD 2006-CD2 Mortgage Trust Series 2006-CD2, Class A4 5.304% 1/15/46 (b)	725,177	742,023
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.172% 12/15/27 (a)(b)	1,000,000	1,001,011
Citigroup Mortgage Loan Trust 2010-4 Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	100,695	103,070
Commercial Mortgage Trust 2006-GG7 Series 2006-GG7, Class A4 5.787% 7/10/38 (b)	720,288	748,552
GAHR Commericial Mortgage Trust 2015-NRF, Class BFX 3.382% 12/15/19 (a)	50,000	50,636
GAHR Commericial Mortgage Trust 2015-NRF, Class DFX 3.382% 12/15/19 (a)	38,000	37,121
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 Series 2007-CB19, Class A4 5.699% 2/12/49 (b)	750,000	804,821
LB Commercial Mortgage Trust 2007-C3 Series 2007-C3, Class A4 5.906% 7/15/44 (b)	750,000	810,629
LB-UBS Commercial Mortgage Trust 2006-C1 Series 2006-C1, Class A4 5.156% 2/15/31	486,580	496,321
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 Series 2007-C33, Class A4 5.942% 2/15/51 (b)	746,072	795,433

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,657,130)		5,589,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Municipal Securities – 4.2%
	Principal Amount	Value
California Gen. Oblig. 7.60% 11/1/40	$560,000	$902,311
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	195,000	203,925
Illinois Gen Oblig. Series 2011 5.877% 3/1/19	10,000	11,080
Illinois Gen. Oblig. Series 2003 5.10% 6/1/33	1,600,000	1,614,752
State of California 7.50% 4/1/34	100,000	151,671

TOTAL MUNICIPAL SECURITIES (Cost $2,802,686)		2,883,739

Asset-Backed Securities – 3.8%

AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.00% 7/8/19	485,000	493,481
AmeriCredit Automobile Receivables Trust Series 2013-5, Class D, 2.86% 12/9/19	750,000	753,237
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C, 2.18% 6/8/20	324,000	324,140
Santander Drive Auto Receivables Trust Series 2014-4, Class C, 2.60% 11/16/20	1,000,000	1,005,508

TOTAL ASSET-BACKED SECURITIES (Cost $2,580,347)		2,576,366

Foreign Government and Government Agency Obligations – 2.0%

Argentine Republic 7.00% 10/3/15	130,000	129,469
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	598,620
5.50% 7/12/20	200,000	207,250
Belarus Republic (Reg. S) 8.95% 1/26/18	250,000	200,000
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	200,000	209,000

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,380,365)		1,344,339

Money Market Funds – 4.9%
	Shares	Value

Fidelity Cash Central Fund, 0.13% (d) (Cost $3,380,127)	3,380,127	$3,380,127

TOTAL INVESTMENT PORTFOLIO – 104.0% (Cost $70,860,625)		71,137,773

NET OTHER ASSETS (LIABILITIES) – (4.0%)		(2,709,072)

NET ASSETS – 100%		$68,428,701

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,652,941 or 6.8% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,563

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$36,927,292	$—	$36,927,292	$—
U.S. Treasury Obligations	10,786,326	—	10,786,326	—
U.S. Government Agency – Mortgage Securities	7,649,967	—	7,649,967	—
Collateralized Mortgage Obligations	5,589,617	—	5,589,617	—
Municipal Securities	2,883,739	—	2,883,739	—
Asset-Backed Securities	2,576,366	—	2,576,366	—
Foreign Government and Government Agency Obligations	1,344,339	—	1,344,339	—
Money Market Funds	3,380,127	3,380,127	—	—

Total Investments in Securities:	$71,137,773	$3,380,127	$67,757,646	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Financial Statements

Statements of Assets and Liabilities
February 28, 2015
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$31,770,054	$48,745,426	$67,757,646
Fidelity Central Funds	971,206	1,678,536	3,380,127

Total Investments	$32,741,260	$50,423,962	$71,137,773

Cash	25,383	—	351,434
Receivable for investments sold	—	500,624	104,968
Interest receivable	404,872	259,300	555,628

Total assets	33,171,515	51,183,886	72,149,803

Liabilities
Payable for investments purchased
Regular delivery	—	916,498	1,798,919
Delayed delivery	—	—	1,751,273
Distributions payable	85,150	55,000	147,368
Accrued management fees	11,397	15,337	20,560
Other payables and accrued expenses	282	155	2,982

Total liabilities	96,829	986,990	3,721,102

Net Assets	$33,074,686	$50,196,896	$68,428,701

Net Assets consist of:
Paid in capital	$32,450,532	$50,093,096	$67,921,883
Undistributed (distributions in excess of) net investment income	(7,388)	465	881
Accumulated undistributed net realized gain (loss) on investments and futures contracts	196,218	(28,204)	228,789
Net unrealized appreciation (depreciation) on investments	435,324	131,539	277,148

Net Assets	$33,074,686	$50,196,896	$68,428,701

Shares outstanding	650,000	1,000,000	1,352,000

Net Asset Value, offering price and redemption price per share	$50.88	$50.20	$50.61

Investments at cost – Unaffiliated issuers	$31,334,730	$48,613,887	$67,480,498
Investments at cost – Fidelity Central Funds	971,206	1,678,536	3,380,127

Investments at cost	$32,305,936	$50,292,423	$70,860,625

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Financial Statements – continued

Statements of Operations
For the period October 6, 2014 (commencement of operations) to February 28, 2015
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Investment Income
Interest	$505,390	$320,038	$700,351
Income from Fidelity Central Funds	502	300	1,563

Total income	505,892	320,338	701,914

Expenses
Management fees	69,608	73,478	93,632
Independent trustees’ compensation	40	40	51
Miscellaneous	282	155	2,982

Total expenses	69,930	73,673	96,665

Net investment income (loss)	435,962	246,665	605,249

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	196,218	(28,204)	213,159
Net realized gain (loss) on futures contracts	—	—	15,630

Total net realized gain (loss)	196,218	(28,204)	228,789

Change in net unrealized appreciation (depreciation) on investment securities	435,324	131,539	277,148

Net gain (loss)	631,542	103,335	505,937

Net increase (decrease) in net assets resulting from operations	$1,067,504	$350,000	$1,111,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Statements of Changes in Net Assets
For the period October 6, 2014 (commencement of operations) to February 28, 2015
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$435,962	$246,665	$605,249
Net realized gain (loss)	196,218	(28,204)	228,789
Change in net unrealized appreciation (depreciation)	435,324	131,539	277,148

Net increase (decrease) in net assets resulting from operations	1,067,504	350,000	1,111,186

Distributions to shareholders from net investment income	(443,350)	(246,200)	(604,368)

Share transactions
Proceeds from sales of shares	42,570,830	50,093,096	67,921,883
Cost of shares redeemed	(10,120,298)	—	—

Net increase (decrease) in net assets resulting from share transactions	32,450,532	50,093,096	67,921,883

Total increase (decrease) in net assets	33,074,686	50,196,896	68,428,701

Net Assets
Beginning of period	—	—	—

End of period	$33,074,686	$50,196,896	$68,428,701

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,388)	$465	$881

Other Information
Shares
Sold	850,000	1,000,000	1,352,000
Redeemed	(200,000)	—	—

Net increase (decrease)	650,000	1,000,000	1,352,000

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Period ended February 28,	2015A	2015A	2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.06	$50.06	$50.00
Income from Investment Operations
Net investment income (loss)B	0.566	0.306	0.582
Net realized and unrealized gain (loss)	0.848	0.128	0.587

Total from investment operations	1.414	0.434	1.169

Distributions from net investment income	(0.594)	(0.294)	(0.559)

Total distributions	(0.594)	(0.294)	(0.559)

Net asset value, end of period	$50.88	$50.20	$50.61

Total ReturnC	2.84%	0.87%	2.35%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.46%
Net investment income (loss)	2.81%	1.50%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$33,075	$50,197	$68,429
Portfolio turnover rateG,H,I	11%	21%	142%

A	For the period October 6, 2014 (commencement of operations) to February 28, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Each Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determination. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

25	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Funds incurred a corporate tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statements of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$32,305,936	$682,239	$(246,915)	$435,324
Fidelity Limited Term Bond ETF	50,297,685	215,154	(88,877)	126,277
Fidelity Total Bond ETF	70,907,861	732,691	(502,779)	229,912

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve

Semiannual Report	26

3. Significant Accounting Policies – continued

the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Each Fund may use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fidelity Total Bond ETF’s use of derivatives increased or decreased its exposure to the following risks:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Each Fund may also be exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fidelity Total Bond ETF, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$15,630	—

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fidelity Total Bond ETF used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statements of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts.” The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

27	Semiannual Report

Notes to Financial Statements – continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$3,938,351	$11,284,282
Fidelity Limited Term Bond ETF	13,975,582	3,563,882
Fidelity Total Bond ETF	50,716,081	1,608,752

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$40,081,175	$—
Fidelity Limited Term Bond ETF	35,867,557	—
Fidelity Total Bond ETF	—	—

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .45% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

7. Share Transactions

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

8. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report	28

Report of Independent Registered Public Accounting Firm

To the Trustees of the Fidelity Merrimack Street Trust and the Shareholders of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the “Funds”) at February 28, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period October 6, 2014 (commencement of operations) through February 28, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, MA

April 28, 2015

29	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

On September 18, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to each fund, including the backgrounds of investment personnel of FIMM and the sub-advisers (together, the Investment Advisers), and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading and risk management capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder, Administrative and Other Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, shareholder and other services to be performed by the Investment Advisers, their affiliates and a third party service provider under the Advisory Contracts and under separate agreements for each fund. The Board also considered the nature and extent of the supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts. The Board considered the Investment Advisers’ strength in fixed income research and security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit each fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s proposed management fee and the projected total expense ratio of the fund in reviewing the Advisory Contracts, and the fact that the management contract provides that FIMM will be responsible for paying all operating expenses of each fund with the exception of fees and expenses of the independent Trustees, interest, taxes, brokerage commissions and non-recurring expenses. The Board noted that while there are few actively managed ETFs in the marketplace, each fund’s proposed management fees and total expenses would fall well within competitive ranges compared to existing actively managed fixed income ETFs that focus on U.S. investment-grade taxable bonds. The Board also noted that each fund’s proposed management fee rate is lower than the median fee rate of mutual funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of mutual funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.

Semiannual Report	30

Board Approval of Investment Advisory Contracts and Management Fees – continued

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

31	Semiannual Report

Investment Adviser

Fidelity Investments Money Management, Inc.

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

1-800-FIDELITY

FIXETF-SANN-0415 717450.1.0 1.9864853.100	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015